Provision for reclamation liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Provision for Reclamation Liabilities Explanatory [Abstract]
Schedule of provision for reclamation liabilities
($000s)	December 31, 2021	December 31, 2020
Beginning of the period	6,164	6,865
Disbursements	(3,320)	(811)
Environmental rehabilitation expense	5,515	-
Accretion	83	110
End of the period	8,442	6,164

Provision for reclamation liabilities – current	3,680	2,500
Provision for reclamation liabilities – long-term	4,762	3,664
	8,442	6,164